UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        5/6/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              80

Form 13F Information Table Value Total:  $      295,425
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM            88579y101     3814      40790 SH       SOLE                   0      0      40790
ACTIVISION INC   COM NEW       COM            00507v109      673      61385 SH       SOLE                   0      0      61385
AFLAC INC COM                  COM            001055102     2393      45345 SH       SOLE                   0      0      45345
AMAZON COM INC COM             COM            023135106     3192      17723 SH       SOLE                   0      0      17723
AMETEK INC.                    COM            031100100      618      14093 SH       SOLE                   0      0      14093
APPLE COMPUTER INC             COM            037833100     5662      16246 SH       SOLE                   0      0      16246
ASHLAND INC                    COM            044209104      530       9180 SH       SOLE                   0      0       9180
ASPEN INSURANCE HLDG           COM            g05384105      481      17470 SH       SOLE                   0      0      17470
AT& T INC                      COM            00206r102    18561     606400 SH       SOLE                   0      0     606400
BJS WHOLESALE CLUB INC         COM            05548j106      877      17970 SH       SOLE                   0      0      17970
BOK FINANCIAL CORPORATION      COM            05561q201      591      11435 SH       SOLE                   0      0      11435
BORG WARNER INC COM            COM            099724106      649       8140 SH       SOLE                   0      0       8140
BROADCOM CORP CL A             COM            111320107     1546      39257 SH       SOLE                   0      0      39257
CERNER CORP COM                COM            156782104      813       7307 SH       SOLE                   0      0       7307
CISCO SYSTEMS INC    COM       COM            17275r102     1070      62395 SH       SOLE                   0      0      62395
CITRIX SYS INC COM             COM            177376100      635       8644 SH       SOLE                   0      0       8644
CME GROUP INC COM              COM            12572q105     3921      13002 SH       SOLE                   0      0      13002
CROWN CASTLE INTL              COM            228227104      478      11231 SH       SOLE                   0      0      11231
DANAHER CORP DEL COM           COM            235851102     3824      73679 SH       SOLE                   0      0      73679
DARDEN RESTAURANTS INC COM     COM            237194105     3429      69800 SH       SOLE                   0      0      69800
DIAGEO P L C SPONSORED ADR     COM            25243q205     3148      41303 SH       SOLE                   0      0      41303
DOLLAR TREE INC.               COM            256746108      660      11895 SH       SOLE                   0      0      11895
DONALDSON CO. INC.             COM            257651109      659      10755 SH       SOLE                   0      0      10755
E M C CORP MASS COM            COM            268648102     5813     218860 SH       SOLE                   0      0     218860
EL PASO CORPORATION            COM            28336l109      690      38360 SH       SOLE                   0      0      38360
ENERGEN CORP COM               COM            29265N108      391       6192 SH       SOLE                   0      0       6192
EXPEDITORS INTL WASH COM       COM            302130109      592      11800 SH       SOLE                   0      0      11800
FLOWSERVE CORP                 COM            34354p105      489       3798 SH       SOLE                   0      0       3798
FMC TECHS INC        COM       COM            30249u101      698       7385 SH       SOLE                   0      0       7385
GEN-PROBE INCORPORATED         COM            36866t103      649       9785 SH       SOLE                   0      0       9785
GENERAL ELECTRIC               COM            369604103     4182     208575 SH       SOLE                   0      0     208575
GOOGLE INC CL A                COM            38259p508     3051       5199 SH       SOLE                   0      0       5199
HOME DEPOT INC                 COM            437076102     4256     114829 SH       SOLE                   0      0     114829
INFORMATICA CORPORATION        COM            45666Q102      733      14040 SH       SOLE                   0      0      14040
INTL BUSINESS MACHINES  CORP I COM            459200101     4211      25823 SH       SOLE                   0      0      25823
ISHARE DJ TEL SC INX           COM            464287713     3699     155302 SH       SOLE                   0      0     155302
ISHARES TR DJ US REAL EST      COM            464287739     1125      18945 SH       SOLE                   0      0      18945
ISHARES TR S&P 100 IDX FD      COM            464287101    11236 189324.474 SH       SOLE                   0      0 189324.474
J P MORGAN CHASE & CO COM      COM            46625H100     3295      71472 SH       SOLE                   0      0      71472
JOHNSON AND JOHNSON  COM       COM            478160104     2916      49214 SH       SOLE                   0      0      49214
MASTEC INC COM                 COM            576323109      768      36900 SH       SOLE                   0      0      36900
MEDICIS PHARMACEUTICAL CL A NE COM            584690309      685      21370 SH       SOLE                   0      0      21370
MENS WEARHOUSE INC             COM            587118100      597      22080 SH       SOLE                   0      0      22080
MICROS SYSTEMS INC             COM            594901100      600      12145 SH       SOLE                   0      0      12145
MIDCAP SPDR TR SER 1           COM            78467Y107    31442  175113.61 SH       SOLE                   0      0  175113.61
MORGAN STANLEY                 COM            617446448     2538      92910 SH       SOLE                   0      0      92910
NEW YORK CMNTY BANCORP         COM            649445103      517      29967 SH       SOLE                   0      0      29967
ORACLE CORP COM                COM            68389X105     3448     103127 SH       SOLE                   0      0     103127
PERRIGO COMPANY                COM            714290103      637       8005 SH       SOLE                   0      0       8005
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     8723     330656 SH       SOLE                   0      0     330656
PRAXAIR INC                    COM            74005p104     3090      30418 SH       SOLE                   0      0      30418
PROCTER & GAMBLE CO            COM            742718109     4297  69760.361 SH       SOLE                   0      0  69760.361
RACKSPACE HOSTING              COM            750086100      867      20233 SH       SOLE                   0      0      20233
RAYMOND JAMES FINL INC COM     COM            754730109      617      16135 SH       SOLE                   0      0      16135
ROPER INDS INC NEW COM         COM            776696106      606       7009 SH       SOLE                   0      0       7009
SALESFORCE COM INC COM         COM            79466l302     2968      22218 SH       SOLE                   0      0      22218
SECTOR SPDR ENERGY             COM            81369y506     9790     122754 SH       SOLE                   0      0     122754
SECTOR SPDR UTILITIES          COM            81369y886     4204     131915 SH       SOLE                   0      0     131915
ST JUDE MEDICAL INC            COM            790849103     3786      73850 SH       SOLE                   0      0      73850
STANDARD&POORS DEP RCPT        COM            78462f103    26694 201329.933 SH       SOLE                   0      0 201329.933

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
STEEL DYNAMICS INC.            COM            858119100      582      31030 SH       SOLE                   0      0      31030
SVB FINANCIAL GROUP            COM            78486Q101      547       9610 SH       SOLE                   0      0       9610
TESLA MOTORS INC COM USD0.001  COM            88160R101      629      22675 SH       SOLE                   0      0      22675
TEXAS ROADHOUSE INC.           COM            882681109      596      35075 SH       SOLE                   0      0      35075
THERMO ELECTRON CORP COM       COM            883556102     3550      63915 SH       SOLE                   0      0      63915
UNITED HEALTHCARE CORP COM     COM            91324P102     4016      88860 SH       SOLE                   0      0      88860
UNITED PARCEL SERVICE CL B     COM            911312106     3348      45050 SH       SOLE                   0      0      45050
US BANCORP (NEW)               COM            902973304     3384     128048 SH       SOLE                   0      0     128048
VANGUARD INDEX FDS LARGE CAP E COM            922908637      435       7150 SH       SOLE                   0      0       7150
VANGUARD MID-CAP ETF           COM            922908629      300       3730 SH       SOLE                   0      0       3730
VECTREN CORP COM               COM            92240G101      508      18659 SH       SOLE                   0      0      18659
VIACOM INC NEW      CL B       COM            92553p201      762      16382 SH       SOLE                   0      0      16382
VIACOM INC. CLASS A            COM            92553P102     2891      54249 SH       SOLE                   0      0      54249
WAL-MART STORES INC            COM            931142103     2572  49412.205 SH       SOLE                   0      0  49412.205
WELLS FARGO & CO DEL COM       COM            949746101     3290     103750 SH       SOLE                   0      0     103750
ISHARES TR MSCI EAFE IDX       COM            464287465     5763      95926 SH       SOLE                   0      0      95926
VANGUARD EMERGINGMKTS VIPERS   COM            922042858    29128 595058.078 SH       SOLE                   0      0 595058.078
ISHARES TRUST ISHARES BARCLAYS OTR            464288679    10822   98175.01 SH       SOLE                   0      0   98175.01
ISHARES S&P US PREFERRED STOCK PRF            464288687     5645     142361 SH       SOLE                   0      0     142361
TORTOISE ENERGY INFR COM       PRF            89147L100     3533      87918 SH       SOLE                   0      0      87918